Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Jan. 13, 2025	Dec. 31, 2015	Mar. 31, 2025	Mar. 31, 2016	Jun. 30, 2025	Jun. 30, 2016	Sep. 30, 2025	Sep. 30, 2016	Dec. 31, 2025	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000005476
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 9,521		$ 9,590		$ 10,164		$ 10,140	$ 11,352	$ 12,176	$ 12,740	$ 13,645	$ 14,248	$ 15,060	$ 16,145	$ 13,820	$ 15,997	$ 16,853	$ 16,865	$ 18,661	$ 16,079	$ 21,006	$ 23,387	$ 27,005	$ 28,091	$ 30,944	$ 30,786	$ 32,634	$ 30,622	$ 25,034	$ 23,977	$ 25,677	$ 27,500	$ 30,284	$ 29,934	$ 33,131	$ 37,592	$ 39,287	$ 40,753	$ 41,475	$ 39,608	$ 44,460	$ 47,890	$ 48,247
C000012105
Account Value [Line Items]
Accumulated Value		10,000		9,513		9,579		10,143		10,113	11,312	12,127	12,680	13,574	14,160	14,959	16,027	13,710	15,857	16,696	16,693	18,461	15,895	20,749	23,086	26,639	27,691	30,479	30,307	32,100	30,099	24,591	23,540	25,193	26,972	29,681	29,319	32,429	36,773	38,406	39,812	40,496	38,643	43,354	46,667	46,981
C000166319
Account Value [Line Items]
Accumulated Value		500,000		476,168		479,743		508,580		507,602	568,407	609,958	638,334	684,049	714,391	755,417	810,118	693,749	803,254	846,514	847,312	937,843	808,344	1,056,380	1,176,629	1,358,892	1,413,980	1,557,963	1,550,605	1,644,002	1,543,343	1,262,320	1,209,342	1,295,606	1,388,131	1,529,158	1,511,747	1,673,739	1,899,750	1,986,174	2,061,074	2,098,381	2,004,454	2,251,121	2,425,558	2,444,232
C000256316
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 9,604		$ 10,802		$ 11,658		$ 11,769
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,097		10,362		10,818		11,274	11,921	12,280	12,842	13,656	13,568	14,095	15,099	12,940	14,757	15,361	15,540	16,954	13,410	16,364	17,871	20,495	21,796	23,592	23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,097		10,362		10,818		11,274	11,921	12,280	12,842	13,656	13,568	14,095	15,099	12,940	14,757	15,361	15,540	16,954	13,410	16,364	17,871	20,495	21,796	23,592	23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		$ 500,000		$ 504,841		$ 518,121		$ 540,907		$ 563,676	$ 596,049	$ 614,023	$ 642,092	$ 682,784	$ 678,383	$ 704,764	$ 754,971	$ 646,994	$ 737,854	$ 768,069	$ 776,999	$ 847,685	$ 670,521	$ 818,221	$ 893,559	$ 1,024,747	$ 1,089,787	$ 1,179,583	$ 1,178,384	$ 1,287,709	$ 1,219,738	$ 1,016,027	$ 970,666	$ 1,040,379	$ 1,115,082	$ 1,208,602	$ 1,169,276	$ 1,310,429	$ 1,441,725	$ 1,488,091	$ 1,580,787	$ 1,622,413	$ 1,545,804	$ 1,715,707	$ 1,855,986	$ 1,900,583
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 9,589		$ 10,643		$ 11,513		$ 11,789